Segment information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	4
Metal sales	$ 1,818,856	$ 1,322,581
Turkiye
Disclosure of operating segments [line items]
Metal sales	870,738	623,389
Turkiye | One customer
Disclosure of operating segments [line items]
Metal sales	438,500	419,600
Canada
Disclosure of operating segments [line items]
Metal sales	658,220	473,037
Canada | One customer
Disclosure of operating segments [line items]
Metal sales	$ 646,000	$ 468,200